Inventory, Net (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 16, 2025
Inventory, Net [Line Items]
Increase (decrease) through acquisition of subsidiary, equity (in Dollars)	$ 15,800,000
Fair value shares	2,000,000
Copper Powder [Member]
Inventory, Net [Line Items]
Fair value per share (in Dollars per share)	$ 7.9
Asset Sale Agreement [Member]
Inventory, Net [Line Items]
Ordinary shares issued		2,000,000